Offerings - Offering: 1	Dec. 03, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share, Preferred Shares
Amount Registered | shares
Maximum Aggregate Offering Price	$ 65,600,789
Carry Forward Form Type	N-2/A
Carry Forward File Number	333-278206
Carry Forward Initial Effective Date	Oct. 03, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 7,157.05
Offering Note	The Registrant previously registered securities with a maximum aggregate dollar offering price of $90,000,000 in reliance on Rule 457(o) under the Securities Act of 1933 ("Securities Act"), with respect to which the Registrant paid filing fees of $9,819 in its prior Registration Statement (File No. 333-254678), which went automatically effective on March 25, 2021 (the "2021 Registration Statement"). On March 25, 2024, the Registrant filed a Registration Statement (File No. 333-278206), which was amended on September 19, 2024 and declared effective on October 3, 2024 (the "2024 Registration Statement"), to register Common Shares, Preferred Shares and Rights to purchase Common Shares (collectively, "Securities"), which carried forward securities with a maximum aggregate dollar offering price of up to $70,131,757 that remained unsold from the 2021 Registration Statement. As of the time of this filing, Securities with a maximum aggregate dollar offering price of $65,600,789 remain unsold from the 2024 Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement carries forward such unsold Securities, with respect to which $7,157.05 in filing fees have already been paid. Because this Registration Statement only includes such carry forward Securities for which a registration fee was previously paid, no additional filing fees are currently due.